SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended			0 Months Ended
	Jul. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Feb. 27, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2013
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Operating Leases, Rent Expense, Net		$ 17,957
Operating Leases, Rent Expense, Contingent Rentals	22,111
Subsequent Event [Member] | Private Placement One [Member]
Liquidity Damage Obligation Description			required to pay to each PIPE 1 investor liquidated damages equal to 1.0% of the aggregate purchase price paid by such investor pursuant to the PIPE 1 Share Purchase Agreement for the shares per month (up to a cap of 10.0%)
Subsequent Event [Member] | Private Placement Two [Member]
Liquidity Damage Obligation Description		required to pay to each PIPE 2 investor liquidated damages equal to 1.0% of the aggregate purchase price paid by such investor pursuant to the PIPE 2 Share Purchase Agreement for the shares per month (up to a cap of 10.0%)
Subsequent Event [Member] | Common Stock [Member] | Private Placement One [Member]
Stock Issued During Period, Shares, New Issues			2,839,045
Sale of Stock, Price Per Share			3.523
Stock Issued During Period, Value, New Issues			10,000,000
Subsequent Event [Member] | Common Stock [Member] | Private Placement Two [Member]
Stock Issued During Period, Shares, New Issues		1,658,822
Sale of Stock, Price Per Share		$ 4.25
Stock Issued During Period, Value, New Issues		7,050,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Subsequent Event [Member] | Exosomes License Agreement [Member]
Upfront Fee Payable				20,000
Additional Milestone Payable Maximum Amount				190,000
Reimbursed Expenses to be Paid				34,000
Subsequent Event [Member] | Exosomes License Agreement [Member] | Obtention of FDA Approval [Member]
Milestone Payments to be Made Upon Successful Completion of Certain Phases				75,000
Subsequent Event [Member] | Exosomes License Agreement [Member] | Completion of Phase One [Member]
Milestone Payments to be Made Upon Successful Completion of Certain Phases				$ 15,000